Document and Entity Information	Dec. 09, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 09, 2022
Document Effective Date	Dec. 09, 2022
Prospectus Date	Apr. 28, 2022